Redeemable Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2020
Redeemable Convertible Preferred Stock
Schedule of Company authorized and outstanding redeemable preferred shares

	2020	2019
Preferred shares authorized
Series A preferred	6,746,233	6,746,233
Series B preferred	7,588,369	7,588,369
Series C preferred	6,001,269	6,001,269
Series D preferred	12,317,871	17,596,960
Series D1 preferred	9,038,488	—
Total preferred shares authorized	41,692,230	37,932,831

	2020	2019
Preferred shares issued and outstanding
Series A preferred	6,641,371	6,746,233
Series B preferred	7,588,369	7,588,369
Series C preferred	6,001,269	6,001,269
Series D preferred	12,317,871	12,317,871
Series D1 preferred	9,038,488	—
Total preferred shares issued and outstanding	41,587,368	32,653,742